                               The Munder Funds
                      Supplement Dated September 13, 2001
                      to Prospectus Dated April 30, 2001

                              Class K Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
 Institutional Short Term Treasury Fund and Munder Institutional Money Market
                                     Fund

Notwithstanding language to the contrary contained in the Prospectus under "Pricing of Fund Shares," the Institutional Money Market Fund's assets may be priced and the Fund may be open for business on weekdays when the New York Stock Exchange is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the New York Stock Exchange is closed will be effected at the net asset value per share of the applicable class of shares of the Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

SUPPPROINSTK91301

                               The Munder Funds
                      Supplement Dated September 13, 2001
                      to Prospectus Dated April 30, 2001

                              Class Y Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
 Institutional Short Term Treasury Fund and Munder Institutional Money Market
                                     Fund

Notwithstanding language to the contrary contained in the Prospectus under "Pricing of Fund Shares," the Institutional Money Market Fund's assets may be priced and the Fund may be open for business on weekdays when the New York Stock Exchange is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the New York Stock Exchange is closed will be effected at the net asset value per share of the applicable class of shares of the Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

SUPPPROINSTY91301

                               The Munder Funds
                      Supplement Dated September 13, 2001
                      to Prospectus Dated April 30, 2001

                       Liquidity Plus Money Market Fund

Notwithstanding language to the contrary contained in the Prospectus under "Pricing of Fund Shares," the Liquidity Plus Money Market Fund's assets may be priced and the Fund may be open for business on weekdays when the New York Stock Exchange is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the New York Stock Exchange is closed will be effected at the net asset value per share of the applicable class of shares of the Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.
SUPPPROLIQ91301